Right-of-use assets, long-term financial assets and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Right-of-use assets, long-term financial assets and lease liabilities
Schedule of the movements in the net value book value of right-of-use assets

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2023	3,446	50	12	3,508
Additions and remeasurements	—	64	—	64
Depreciation	(318)	(12)	(7)	(337)
Balance as of June 30, 2024	3,128	102	5	3,235

Schedule of impact on condensed consolidated statements of income/(loss) and cash flows

	For the Three Months
	Ended June 30,
In CHF thousands	2024	2023
Statements of income/(loss)
Depreciation of right-of-use assets	169	134
Interest expense on lease liabilities	29	24
Expense for short-term leases and leases of low value	170	189
Total	368	347

Statements of cash flows
Total cash outflow for leases	372	349

	For the Six Months
	Ended June 30,
In CHF thousands	2024	2023
Statements of income/(loss)
Depreciation of right-of-use assets	337	269
Interest expense on lease liabilities	59	47
Expense for short-term leases and leases of low value	363	488
Total	759	804

Statements of cash flows
Total cash outflow for leases	762	805

Schedule of contractual undiscounted cash flows for lease obligations

As of
In CHF thousands	June 30, 2024
Less than one year	789
1-3 years	1,550
3-5 years	1,155
Total	3,494